INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES [Abstract]
INCOME TAXES

18.

INCOME TAXES

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. At December 31, 2012, the Company has a Net Operating Loss ("NOL") carryforward of approximately $69,113,000. The NOL expires during the years 2013 to 2032. In the event that a significant change in ownership of the Company occurs as a result of the Company's issuance of common stock, the utilization of the NOL carryforward will be subject to limitation under certain provisions of the Internal Revenue Code. Management does not presently believe that such a change has occurred. Realization of any portion of the $31,818,065 of net deferred tax assets at December 31, 2012 is not considered more likely than not by management; accordingly, a valuation allowance has been established for the full amount. The valuation allowance as of December 31, 2011 was $31,867,922. The change in the valuation allowance during the year ended December 31, 2012 amounted to $49,857.

Significant components of the Company's deferred tax assets are as follows:

	Year ended December 31,
	2012	2011
Deferred tax assets:
Organizational costs, accrued liabilities and other	$450,912	$425,984
NOL carryforwards	26,007,066	25,951,001
Depreciation	34,206	-
Compensation related to equity instruments issued for services	5,357,898	5,529,917
Valuation allowance	(31,818,065)	(31,867,922)

Net deferred tax assets	$32,017	$38,980

Total deferred tax liability	(32,017)	(38,980)
Total net deferred taxes	$-	$-

Reconciliation of the differences between income tax benefit computed at the federal and state statutory tax rates and the provision for income tax benefit for the years ended December 31, 2012, 2011 and 2010 is as follows:

	2012	2011	2010

Income tax expense (benefit) at federal statutory rate	34.00%	(34.00)%	(34.00)%
State taxes, net of federal benefit	0.51	(4.73)	(1.48)
Nondeductible items	(29.26)	25.45	19.64
Change in valuation allowance	(5.25)	13.28	15.84
	-%	-%	-%